Expense Example {- Templeton Global Bond Fund} - Templeton Income Trust-25 - Templeton Global Bond Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 465
3 years	661
5 years	874
10 years	1,486
Class C
Expense Example:
1 year	234
3 years	423
5 years	732
10 years	1,612
Class R
Expense Example:
1 year	119
3 years	376
5 years	653
10 years	1,443
Class R6
Expense Example:
1 year	55
3 years	182
5 years	320
10 years	723
Advisor Class
Expense Example:
1 year	68
3 years	219
5 years	382
10 years	$ 857